Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2022
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Assumptions Used to Estimate Fair Value of Share Options Granted

The assumptions used to estimate the fair value of the share options granted during the years ended December 31, 2020, 2021 and 2022 are as follows:

	For the year ended December 31,
	2020	2021	2022
Risk-free rate	0.57% – 1.90%	1.31% – 1.82%	1.71%-4.14%
Expected volatility range	39.65% – 40.53%	41% – 43%	40.9%-44.35%
Exercise multiple	2.80	2.80	2.80
Fair value per ordinary share as at valuation dates	US$2.32 – US$14.00	US$4.02 –US$8.27	US$2.895 –US$4.01

Summary of Share-based Compensation Expenses Recognized in the Consolidated Statements of Comprehensive (Loss) Income

A summary of share-based compensation expenses recognized in the consolidated statements of comprehensive (loss) income for the years ended December 31, 2020, 2021 and 2022 are as follows:

	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Cost of revenue	32,990	6,170	16,558	2,401
Selling and marketing	21,691	13,562	8,392	1,217
General and administrative	295,165	100,992	165,618	24,012
Research and development	—	—	2,283	331
Total share-based compensation expenses	349,846	120,724	192,851	27,961

2019 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Activity

A summary of the activity under the 2019 Plan for the year ended December 31, 2022 is stated below:

	Number of ESOP Holdco Class B shares	Weighted-average grant-date fair value
		US$
Awarded and unvested as of December 31, 2021	9,332,572	1.68
Granted	-	n/a
Vested	-	n/a
Forfeited/Cancelled	(7,702,163)	1.64
Awarded and unvested as of December 31, 2022	1,630,409	1.87
Expected to vest as of December 31, 2022	1,630,409	1.87

2020 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Activity

A summary of the activity under 2020 Plan for the year ended December 31, 2022 is stated below:

	Number of share options	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		US$	Years	US$
Outstanding as of December 31, 2021*	12,452,254	1.69
Granted	16,222,520	0.00001
Exercised	(3,314,141)	0.93
Forfeited/Cancelled	(8,987,392)	1.70
Outstanding as of December 31, 2022*	16,373,241	0.16	9.14	62,599
Vested and expected to vest as of December 31, 2022	16,373,241	0.16	9.14	62,599
Exercisable as of December 31, 2022	3,202,776	0.40	8.77	11,491
* On August 26, 2020, 5,667,164 share options were early exercised with an exercise cash consideration of US$5,667 received by the Company. The Company’s ordinary shares issued for the grantee’s early exercise still remain subject to the existing service and performance vesting conditions. The Company considered the early exercise of the options was not substantive for accounting purposes in accordance with ASC 718-10-55-31, and recorded the proceeds received from early exercise as a liability. As of December 31, 2021, 4,958,769 early exercised options but not vested remained as outstanding option.
ISUs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Activity

A summary of the ISU activities for the year ended December 31, 2022 is stated below:

	Number of ISUs	Weighted-average grant-date fair value
		US$
Awarded and unvested as of December 31, 2021	212,429	91.23
Granted	29,853	88.57
Vested	(53,203)	112.84
Forfeited/Cancelled	(17,110)	72.98
Awarded and unvested as of December 31, 2022	171,969	85.90
Expected to vest as of December 31, 2022	171,969	85.90